Operations (Tables)	12 Months Ended
Dec. 31, 2024
Operations
Schedule of capitalization of intercompany loans

Shareholder	Shares held before capitalization	Shares issuance	Shares held after capitalization	Ownership %
Idesa group	75,299	390,353	465,652	25%
Braskem Netherlands	225,893	1,171,061	1,396,954	75%
Total	301,192	1,561,414	1,862,606	100%

Shareholder	Capital before capitalization (in R$)	Capitalization	Capital after capitalization (in R$)	Ownership %
Idesa group	265	2,193	2,458	25%
Braskem Netherlands	796	6,578	7,374	75%
Total	1,061	8,771	9,832	100%

Shareholder	Capital before capitalization (in US$)	Capitalization	Capital after capitalization (in US$)	Ownership %
Idesa group	102	387	489	25%
Braskem Netherlands	307	1,161	1,468	75%
Total	409	1,548	1,957	100%

Schedule of non-capitalized balance

Shareholder	US$	R$
Idesa group	170	1,050
Braskem Mexico Sofom	391	2,421
Total	561	3,471

(i)	According to note 2, Braskem México Sofom and Braskem Idesa are subsidiaries of Braskem S.A. Therefore, all effects of this transaction between the subsidiaries are eliminated in the consolidated financial statements.

Schedule of sale of cetrel description

Description	Amount
(+) Cash and cash equivalents	208
(+) Amount of cash to be received	85
(+) Fair value of the investment in associate GRI	425
(=) Total consideration received	718
(-) Carrying amount of the investment in Cetrel	(294)
(=) Gain on the sale of the investment in Cetrel	424